Share-Based Compensation Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Expense [Abstract]
Schedule of RSU and RSA Share Activity Under the Equity Plans

The following table summarizes RSU and RSA share activity under the Equity Plans for the six months ended June 30, 2026 and 2025:

	RSUs	RSAs
Shares nonvested at January 1, 2026	3,590,873	—
Granted	2,843,562	—
Vested	(1,180,940)	—
Forfeited	(68,862)	—
Shares nonvested at June 30, 2026	5,184,633	—
	RSUs	RSAs
Shares nonvested at January 1, 2025	2,098,620	17,270
Granted	3,064,628	—
Vested	(1,565,160)	(17,270)
Forfeited	(38,034)	—
Shares nonvested at June 30, 2025	3,560,054	—

The following table summarizes RSU and RSA share activity under the Equity Plans for the year ended December 31, 2025 and 2024:

	RSUs	RSAs
Shares nonvested at January 1, 2024	1,271,784	124,176
Granted	830,748	—
Vested	—	(106,906)
Forfeited	(3,912)	—
Shares nonvested at December 31, 2024	2,098,620	17,270
Granted	3,513,086	—
Vested	(1,755,232)	(17,270)
Forfeited	(265,601)	—
Shares nonvested at December 31, 2025	3,590,873	—